Capital disclosures (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of liquidity and capitalization [Line Items]
Cash and cash equivalents	$ 256,077,000	$ 375,479,000	$ 223,890,000
Undrawn credit facilities	300,000,000	300,000,000
Total liquidity	556,077,000	675,479,000
Total debt	1,458,286,000	1,502,271,000
Non-controlling interests	296,628,000	244,347,000
Shareholders’ equity	1,511,213,000	1,500,764,000
Total capitalization	$ 3,266,127,000	$ 3,247,382,000
Total debt to capitalization (as a percent)	45.00%	46.00%
Net debt to capitalization (as a percent)	40.00%	39.00%
Unsecured notes
Disclosure of liquidity and capitalization [Line Items]
Total debt	$ 1,189,976,000	$ 1,188,163,000
Egypt limited recourse debt facilities
Disclosure of liquidity and capitalization [Line Items]
Total debt	101,226,000	241,190,000
Other limited recourse debt facilities
Disclosure of liquidity and capitalization [Line Items]
Total debt	167,084,000	$ 72,918,000
Revolving credit facility
Disclosure of liquidity and capitalization [Line Items]
Notional amount	$ 300,000,000